1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security	Shares	Value
Common Stocks ― 70.3%
Communication Services ― 6.9%
Alphabet Inc.	675	$989,280	*
Facebook Inc.	2,715	711,058	*
Netflix Inc.	1,180	590,036	*
Walt Disney Co/The	3,465	429,937
Total Communication Services		2,720,311

Consumer Discretionary ― 7.8%
Amazon.com Inc.	455	1,432,672	*
BorgWarner Inc.	4,918	190,523
Home Depot Inc/The	2,880	799,805
National Vision Holdings Inc.	3,815	145,886	*
TJX Cos Inc.	9,015	501,685
Total Consumer Discretionary		3,070,571

Consumer Staples ― 5.4%
Costco Wholesale Corp.	2,325	825,375
Darling Ingredients Inc.	3,952	142,390	*
Estee Lauder Cos. Inc., Class A Shares	2,480	541,260
PepsiCo Inc.	4,435	614,691
Total Consumer Staples		2,123,716

Financials ― 8.0%
Bank of America Corp.	23,430	564,429
Charles Schwab Corp/The	12,055	436,753
Chubb Limited	3,165	367,520
CME Group Inc.	2,785	465,958
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,206	346,867
Prologis Inc.	4,635	466,374
Truist Financial Corp.	13,810	525,470
Total Financials		3,173,371

Health Care ― 10.7%
Boston Scientific Corp.	17,006	649,799	*
Danaher Corp.	3,855	830,097
Genmab A/S	11,161	408,604	*
IQVIA Holdings Inc.	2,435	383,829	*
Teleflex Inc.	1,850	629,777
Thermo Fisher Scientific Inc.	1,612	711,730
UnitedHealth Group Inc.	2,040	636,011
Total Health Care		4,249,847

Industrials ― 5.6%
Cintas Corp.	1,940	645,690
Eaton Corp. PLC	4,720	481,582
Illinois Tool Works Inc.	1,330	256,969
Union Pacific Corp.	2,645	520,721
Verisk Analytics Inc.	1,590	294,643
Total Industrials		2,199,605

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)

Security			Shares	Value
Information Technology ― 23.2%
Adobe Systems Inc.			1,300	$637,559	*
Apple Inc.			14,823	1,716,652
Autodesk Inc			1,675	386,942	*
Broadcom Inc.			1,010	367,963
Clarivate PLC			11,962	370,702	*
Fortinet Inc.			2,831	333,520	*
Intuit Inc.			1,600	521,936
Microsoft Corp.			7,523	1,582,313
NVIDIA Corp.			1,345	727,941
PayPal Holdings Inc.			3,785	745,758	*
QUALCOMM Inc.			2,975	350,098
Salesforce.com Inc.			2,780	698,670	*
SolarEdge Technologies Inc.			1,123	267,667	*
Visa Inc.			2,309	461,731
Total Information Technology				9,169,452

Materials ― 0.9%
Trex Co Inc.			4,745	339,742	*
Total Materials				339,742

Utilities ― 1.8%
American Water Works Co. Inc.			4,820	698,322
Total Utilities				698,322

Total Common Stocks (Cost ― $13,029,738)				27,744,937

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	$5,954	6,691
Total Collateralized Mortgage Obligations (Cost ― $6,038)				6,691

Corporate Bonds ― 19.7%
Communication Services ― 1.5%
Alphabet Inc.	0.450%	8/15/2025	130,000	129,754
Comcast Corp.	3.375%	2/15/2025	70,000	77,611
Comcast Corp.	5.650%	6/15/2035	200,000	284,999
Walt Disney Co/The	2.200%	1/13/2028	90,000	94,936
Total Communication Services				587,300

Consumer Discretionary ― 0.7%
Ford Foundation/The	2.415%	6/1/2050	60,000	61,964
Toyota Motor Credit Corp.	0.450%	7/22/2022	200,000	200,476
Total Consumer Discretionary				262,440

Consumer Staples ― 0.5%
PepsiCo Inc.	3.100%	7/17/2022	135,000	141,286
PepsiCo Inc.	3.500%	3/19/2040	65,000	77,251
Total Consumer Staples				218,537

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 6.9%
Affiliated Managers Group Inc.	3.300%	6/15/2030	$65,000	$69,618
Ares Capital Corp.	3.875%	1/15/2026	175,000	178,519
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/2022	130,000	132,458	(a)
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.91)	0.981%	9/25/2025	125,000	125,069	(a)
Bank of America Corp.	4.183%	11/25/2027	165,000	189,355
Bank of Montreal	1.850%	5/1/2025	120,000	125,474
BlackRock Inc.	3.250%	4/30/2029	105,000	121,574
Boston Properties LP	4.500%	12/1/2028	155,000	182,570
Citigroup Inc.	5.500%	9/13/2025	110,000	130,533
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	210,724
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	84,787
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60)	0.653%	9/16/2024	140,000	140,114	(a)
MetLife Inc.	4.550%	3/23/2030	55,000	69,113
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	116,471
Prologis LP	2.250%	4/15/2030	115,000	122,489
Prologis LP	1.250%	10/15/2030	115,000	112,717
Prudential Financial Inc.	1.500%	3/10/2026	170,000	177,322
Simon Property Group LP	3.375%	12/1/2027	155,000	165,981
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)	3.031%	11/1/2034	85,000	92,838
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	129,261
Toronto-Dominion Bank/The	1.150%	6/12/2025	55,000	55,957
Total Financials				2,732,944

Health Care ― 2.9%
AbbVie Inc.	4.400%	11/6/2042	150,000	179,093
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	124,612
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	145,809
CVS Health Corp.	4.780%	3/25/2038	105,000	128,243
Express Scripts Holding Co.	3.050%	11/30/2022	185,000	191,598
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	126,289
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	128,935
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	109,442
Total Health Care				1,134,021

Industrials ― 0.7%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.750%	9/15/2030	150,000	151,150
Xylem Inc/NY	1.950%	1/30/2028	115,000	120,146
Total Industrials				271,296

Information Technology ― 1.6%
Apple Inc.	2.850%	2/23/2023	185,000	195,298
Microsoft Corp.	4.200%	11/3/2035	175,000	230,329
QUALCOMM Inc.	3.450%	5/20/2025	175,000	195,314
Total Information Technology				620,941

Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	110,000	130,921
Total Materials				130,921

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Real Estate Investment Trust ― 0.3%
Welltower Inc.	2.700%	2/15/2027	$125,000	$132,182
Total Real Estate Investment Trust				132,182

Telecommunication Services ― 2.1%
AT&T Inc.	4.450%	4/1/2024	150,000	167,675
AT&T Inc.	4.350%	3/1/2029	115,000	135,557
Verizon Communications Inc.	4.329%	9/21/2028	104,000	126,274
Verizon Communications Inc.	3.875%	2/8/2029	100,000	118,552
Verizon Communications Inc.	4.500%	8/10/2033	110,000	139,801
Verizon Communications Inc.	5.250%	3/16/2037	105,000	145,758
Total Telecommunication Services				833,617

Utilities ― 2.2%
Avangrid Inc.	3.800%	6/1/2029	125,000	144,855
DTE Electric Co.	4.050%	5/15/2048	120,000	151,610
Duke Energy Carolinas LLC	3.350%	5/15/2022	275,000	288,511
Georgia Power Co.	3.250%	4/1/2026	100,000	111,015
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	107,387
Public Service Co of Colorado	3.200%	3/1/2050	55,000	62,694
Total Utilities				866,072

Total Corporate Bonds (Cost ― $7,010,519)				7,790,271

Foreign Government Agency Issues ― 1.9%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	176,709
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	306,547
International Finance Corp.	2.000%	10/24/2022	255,000	264,533
Total Foreign Government Agency Issues (Cost ― $697,777)				747,789

Mortgage Backed Securities ― 0.3%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	31,420	33,974
Gold Pool A35826	5.000%	7/1/2035	11,396	12,475
Gold Pool A49479	5.000%	6/1/2036	14,711	16,664
Gold Pool A65694	6.000%	9/1/2037	14,672	16,578
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	406	412
Pool 995262	5.500%	1/1/2024	6,034	6,321
Pool 891596	5.500%	6/1/2036	20,824	24,141
Pool 900936	6.500%	2/1/2037	2,669	2,985
Pool 946594	6.000%	9/1/2037	14,138	16,534
Total Mortgage Backed Securities (Cost ― $116,050)				130,084

U.S. Government & Agency Obligations ― 5.3%
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	109,848
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	166,107
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	159,311
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	561,259
United States Treasury Bonds	7.875%	2/15/2021	250,000	257,256
United States Treasury Bonds	7.625%	11/15/2022	250,000	289,829

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
United States Treasury Bonds	6.250%	8/15/2023	$90,000	$105,796
United States Treasury Bonds	3.500%	2/15/2039	131,000	184,173
United States Treasury Bonds	4.375%	11/15/2039	177,000	276,991
Total U.S. Government & Agency Obligations (Cost ― $1,712,425)				2,110,570

Short-Term Investment ― 2.4%			Shares
Fidelity Investments Money Market - Government Portfolio - Class I	0.010%		963,938	963,938	(b)
Total Short-Term Investment (Cost ― $963,938)				963,938

Total Investments ― 99.9% (Cost ― $23,536,485)				39,494,280
Other Assets in Excess of Liabilities ― 0.1%				23,023
Total Net Assets ― 100.0%				$39,517,303

Notes:

*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$27,744,937	$-	$-	$27,744,937
Collateralized Mortgage Obligations	-	6,691	-	6,691
Corporate Bonds	-	7,790,271	-	7,790,271
Foreign Government Agency Issues	-	747,789	-	747,789
Mortgage-Backed Securities	-	130,084	-	130,084
U.S. Government & Agency Obligations	-	2,110,570	-	2,110,570
Total long-term investments	$27,744,937	$10,785,405	$-	$38,530,342
Short-term investments	963,938		-	963,938
Total investments	$28,708,875	$10,785,405	$-	$39,494,280

* See Schedule of Investments for additional detailed categorizations.